As filed with the Securities and Exchange Commission on May 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.06%
	Biotechnology - 1.44%
18,210	Alnylam Pharmaceuticals, Inc.*	$309,934

	Capital Markets - 2.23%
10,630	State Street Corp.	479,838

	Chemicals - 1.86%
5,600	Monsanto Co.	399,952

	Communications Equipment - 2.35%
19,460	Cisco Systems, Inc.*	506,544

	Computers & Peripherals - 5.89%
3,400	Apple, Inc.*	798,762
3,660	International Business Machines Corp.	469,395
		1,268,157

	Consumer Discretionary - 2.28%
19,570	CarMax, Inc.*	491,598

	Consumer Finance - 2.04%
10,600	Capital One Financial Corp.	438,946

	Diversified Telecommunication Services - 2.99%
24,860	AT&T, Inc.	642,383

	Food & Staples Retailing - 5.61%
17,140	Sysco Corp.	505,630
12,630	Wal-Mart Stores, Inc.	702,228
		1,207,858

	Food Products - 1.94%
13,800	Kraft Foods, Inc. - Class A	417,312

	Health Care Equipment & Supplies - 2.38%
8,800	Baxter International, Inc.	512,160

	Health Care Providers & Services - 2.02%
6,600	McKesson Corp.	433,752

	Hotels, Restaurants & Leisure - 2.80%
15,720	Yum! Brands, Inc.	602,548

	Household Products - 7.08%
8,300	Clorox Co.	532,362
5,700	Kimberly-Clark Corp.	358,416
10,000	Procter & Gamble Co.	632,700
		1,523,478

	Industrial Conglomerates - 2.96%
34,960	General Electric Co.	636,272

	Information Retrieval Services - 2.65%
1,005	Google, Inc. - Class A*	569,845

	Insurance - 2.09%
18,400	Marsh & McLennan Companies, Inc.	449,328

	IT Services - 2.33%
16,310	Paychex, Inc.	500,717

	Metals & Mining - 1.66%
7,000	Newmont Mining Corp.	356,510

	Oil & Gas - 6.70%
23,500	Spectra Energy Corp.	529,455
11,300	Suncor Energy, Inc.#	367,702
9,370	Total SA - ADR	543,647
		1,440,804

	Pharmaceuticals - 9.88%
9,520	Abbott Laboratories	501,514
13,230	Eli Lilly & Co.	479,191
10,720	Novartis AG - ADR	579,952
9,600	Perrigo Co.	563,712
		2,124,369

	Scientific Instruments - 2.28%
9,550	Thermo Fisher Scientific, Inc.*	491,252

	Semiconductors & Semiconductor Equipment - 7.55%
48,100	Applied Materials, Inc.	648,388
9,800	Broadcom Corp. - Class A	325,164
29,190	Intel Corp.	649,769
		1,623,321

	Software - 4.04%
17,890	Microsoft Corp.	523,640
7,400	Sybase, Inc.*	344,988
		868,628

	Specialty Retail - 5.03%
18,200	Home Depot, Inc.	588,770
15,420	PetSmart, Inc.	492,823
		1,081,593

	Utilities - 2.93%
14,390	Exelon Corp.	630,426

	Wireless Telecommunication Services - 3.05%
28,180	Vodafone Group Plc - ADR	656,312
	Total Common Stocks (Cost $18,309,631)	20,663,837

	SHORT-TERM INVESTMENTS - 6.61%
1,421,070	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%† (Cost $1,421,070)	1,421,070
	Total Investments in Securities (Cost $19,730,701) - 102.67%	22,084,907
	Liabilities in Excess of Other Assets - (2.67)%	(574,737)
	Net Assets - 100.00%	$21,510,170

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of March 31, 2010.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows**:

Cost of investments	$19,730,701

Gross unrealized appreciation	$2,525,189
Gross unrealized depreciation	(170,983)
Net unrealized appreciation	$2,354,206

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$2,175,739	$—	$—	$2,175,739
Consumer Staples	3,148,648	—	—	3,148,648
Energy	1,440,804	—	—	1,440,804
Financials	1,368,112	—	—	1,368,112
Health Care	3,871,467	—	—	3,871,467
Industrials	636,272	—	—	636,272
Information Technology	5,337,212	—	—	5,337,212
Materials	756,462	—	—	756,462
Telecommunication Services	1,298,695	—	—	1,298,695
Utilities	630,426	—	—	630,426
Total Equity	20,663,837	—	—	20,663,837
Short-Term Investments	1,421,070	—	—	1,421,070
Total Investments in Securities	$22,084,907	$—	$—	$22,084,907

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/24/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/20/2010

* Print the name and title of each signing officer under his or her signature.